Marketable Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Marketable Securities [Abstract]
Marketable securities, cost	$ 22,842	$ 21,920
Marketable securities, market value	22,373	19,441
Unrealized gain (loss) on marketable securities	2,010	(5,179)	$ 891
Proceeds from sale of marketable securities	6,150	1,620	7,210
Realized gain from sale of marketable securities	$ 333	$ 29	$ 746